Segment Information - Net Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 1,501,848	$ 1,417,536	$ 1,337,991
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	693,019	653,384	627,473
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	632,660	579,906	555,676
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	60,359	73,478	71,797
Total Europe, Middle East and Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	490,301	462,980	428,055
Asia Pacific, Japan and Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net Sales	$ 318,528	$ 301,172	$ 282,463